UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2017

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2017 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 93.2%
		Belgium: 0.4%
76,500		Ageas	$3,090,322	0.4

		Canada: 3.1%
73,547		Canadian Imperial Bank of Commerce - XTSE	5,750,479	0.7
647,521		Cenovus Energy, Inc.	5,776,088	0.8
452,914		Shaw Communications, Inc. - Class B	9,676,202	1.2
64,581		TransCanada Corp.	2,998,019	0.4
			24,200,788	3.1

		France: 12.0%
217,693		BNP Paribas	15,369,298	1.9
164,794		Casino Guichard Perrachon S.A.	10,159,777	1.3
174,031		Cie de Saint-Gobain	9,727,171	1.2
242,794	@	Eutelsat Communications	6,249,749	0.8
426,000		Orange SA	7,484,961	1.0
834,790		Engie SA	12,758,252	1.6
102,397		Sanofi	10,142,858	1.3
243,200		Total S.A.	12,847,842	1.6
117,925		Vinci S.A.	10,314,566	1.3
			95,054,474	12.0

		Germany: 1.2%
522,367		Deutsche Bank AG	9,164,393	1.2

		Italy: 3.6%
811,761		Assicurazioni Generali S.p.A.	12,825,010	1.6
375,887		ENI S.p.A.	5,974,777	0.8
531,892	@	UniCredit SpA	9,318,647	1.2
			28,118,434	3.6

		Japan: 7.7%
103,700		Canon, Inc.	3,564,290	0.4
436,100		Itochu Corp.	6,189,742	0.8
198,400		Japan Airlines Co. Ltd.	5,815,997	0.7
1,937,800		Mitsubishi UFJ Financial Group, Inc.	12,024,633	1.5
439,500		Mitsui & Co., Ltd.	5,931,688	0.8
46,400		Murata Manufacturing Co., Ltd.	6,422,983	0.8
968,800		Nissan Motor Co., Ltd.	9,286,980	1.2
334,400		Sumitomo Mitsui Financial Group, Inc.	11,974,683	1.5
			61,210,996	7.7

		Luxembourg: 0.8%
287,444	@	ArcelorMittal	6,233,620	0.8

		Netherlands: 2.0%
589,367		Royal Dutch Shell PLC	16,024,487	2.0

		Singapore: 1.3%
2,418,800		Singapore Telecommunications Ltd.	6,570,244	0.8
219,200		United Overseas Bank Ltd.	3,638,600	0.5
			10,208,844	1.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Spain: 2.0%
156,700		ACS Actividades de Construccion y Servicios S.A.	$6,270,843	0.8
836,943		Telefonica S.A.	9,331,843	1.2
			15,602,686	2.0

		Sweden: 1.6%
867,200		Telefonaktiebolaget LM Ericsson	6,321,007	0.8
392,101		Volvo AB - B Shares	6,404,368	0.8
			12,725,375	1.6

		Switzerland: 4.2%
440,566		Credit Suisse Group AG	6,016,551	0.8
121,587		Novartis AG	9,950,102	1.2
36,681		Roche Holding AG	10,070,732	1.3
23,111		Zurich Insurance Group AG	6,800,270	0.9
			32,837,655	4.2

		Taiwan: 0.9%
197,567		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,985,969	0.9

		United Kingdom: 8.4%
2,330,813		Barclays PLC	6,308,916	0.8
1,137,092		HSBC Holdings PLC (GBP)	9,901,114	1.3
126,113		Imperial Brands PLC	5,901,074	0.7
1,847,637		J Sainsbury PLC	6,693,175	0.8
1,984,800		Kingfisher PLC	8,301,762	1.1
241,023		Rio Tinto PLC	9,624,916	1.2
330,950		SSE PLC	6,427,978	0.8
4,437,054		Vodafone Group PLC	13,250,643	1.7
			66,409,578	8.4

		United States: 44.0%
215,100		Abbott Laboratories	9,821,466	1.2
95,611		AbbVie, Inc.	6,312,238	0.8
25,943	@	Allergan plc	5,800,127	0.7
95,100		American Electric Power Co., Inc.	6,826,278	0.9
59,606		Amgen, Inc.	9,253,235	1.2
103,251		Apple, Inc.	15,772,623	2.0
175,738		Bristol-Myers Squibb Co.	9,481,065	1.2
77,200		Bunge Ltd.	6,173,684	0.8
66,480		Caterpillar, Inc.	7,008,986	0.9
264,779		CenturyLink, Inc.	6,606,236	0.8
400,039		Cisco Systems, Inc.	12,613,230	1.6
262,700		Citigroup, Inc.	15,903,858	2.0
14,754		Conagra Brands, Inc.	568,619	0.1
210,900		ConocoPhillips	9,425,121	1.2
118,925		Eli Lilly & Co.	9,462,862	1.2
114,495		Eversource Energy	7,106,705	0.9
114,348		Exxon Mobil Corp.	9,205,014	1.2
212,073	@	Freeport-McMoRan, Inc.	2,436,719	0.3
405,450		Gap, Inc.	9,122,625	1.2
414,431		General Electric Co.	11,347,121	1.4
146,300		Gilead Sciences, Inc.	9,493,407	1.2
62,531		International Business Machines Corp.	9,544,107	1.2
91,664		Intel Corp.	3,309,987	0.4

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2017 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
111,900	Las Vegas Sands Corp.	$6,616,647	0.8
268,957	Macy's, Inc.	6,320,489	0.8
432,244	Mattel, Inc.	9,902,710	1.3
69,275	McDonald's Corp.	10,452,905	1.3
101,100	Merck & Co., Inc.	6,582,621	0.8
252,347	Metlife, Inc.	12,766,235	1.6
187,076	Microsoft Corp.	13,065,388	1.7
248,100	Mosaic Co.	5,614,503	0.7
382,087	Pfizer, Inc.	12,475,141	1.6
80,604	PNC Financial Services Group, Inc.	9,567,695	1.2
109,182	Procter & Gamble Co.	9,617,842	1.2
118,600	Qualcomm, Inc.	6,792,222	0.9
87,600	Schlumberger Ltd.	6,096,084	0.8
64,339	Seagate Technology	2,803,250	0.4
46,500	Stanley Black & Decker, Inc.	6,400,260	0.8
101,650	Symantec Corp.	3,081,012	0.4
139,783	Verizon Communications, Inc.	6,519,479	0.8
109,700	VF Corp.	5,901,860	0.8
131,600	Wal-Mart Stores, Inc.	10,343,760	1.3
63,600	WestRock Co.	3,461,112	0.4
		346,976,528	44.0

	Total Common Stock
	(Cost $772,920,848)	734,844,149	93.2

RIGHTS: 0.0%
		Switzerland: 0.0%
440,566	@ Credit Suisse Group AG	204,692	0.0

	Total Rights
	(Cost $–)	204,692	0.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Options on Currencies: 0.1%
10,500,000	@	Call USD vs. Put EUR, Strike @ 1.004, Exp. 06/20/17 Counterparty: Morgan Stanley & Co. International PLC	12	0.0
6,000,000	@	Call USD vs. Put EUR, Strike @ 1.031, Exp. 07/20/17 Counterparty: Societe Generale	515	0.0
8,200,000	@	Call USD vs. Put EUR, Strike @ 1.097, Exp. 08/21/17 Counterparty: BNP Paribas S.A.	33,360	0.0
24,000,000	@	Call USD vs. Put GBP, Strike @ 1.191, Exp. 06/20/17 Counterparty: Royal Bank of Scotland PLC	4,354	0.0
28,000,000	@	Call USD vs. Put GBP, Strike @ 1.262, Exp. 08/21/17 Counterparty: BNP Paribas S.A.	215,551	0.1

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Options on Currencies: (continued)
27,000,000	@	Call USD vs. Put GBP, Strike @ 1.234, Exp. 07/20/17 Counterparty: Societe Generale	$58,944	0.0
16,000,000	@	Call USD vs. Put JPY, Strike @ 113.050, Exp. 07/20/17 Counterparty: Societe Generale	60,464	0.0
14,500,000	@	Call USD vs. Put JPY, Strike @ 117.250, Exp. 06/20/17 Counterparty: Barclays Bank PLC	195	0.0
17,000,000	@	Call USD vs. Put JPY, Strike @ 114.540, Exp. 08/21/17 Counterparty: BNP Paribas S.A.	57,436	0.0
			430,831	0.1

	Total Purchased Options
	(Cost $638,475)		430,831	0.1

	Total Long-Term Investments
	(Cost $773,559,323)		735,479,672	93.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.6%
		Mutual Funds: 5.6%
44,382,926	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.680%††
	(Cost $44,382,926)	44,382,926	5.6

	Total Short-Term Investments
	(Cost $44,382,926)	44,382,926	5.6

	Total Investments in Securities (Cost $817,942,249)	$779,862,598	98.9
	Assets in Excess of Other Liabilities	8,957,097	1.1
	Net Assets	$788,819,695	100.0

††	Rate shown is the 7-day yield as of May 31, 2017.
@	Non-income producing security.
ADR	American Depositary Receipt

Cost for federal income tax purposes is $818,278,275.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$75,813,293
Gross Unrealized Depreciation	(114,228,970)

Net Unrealized Depreciation	$(38,415,677)

Sector Diversification	Percentage of Net Assets
Financials	19.1%
Health Care	13.7
Information Technology	11.5
Consumer Discretionary	10.5
Industrials	9.5
Energy	8.8
Telecommunication Services	6.3
Consumer Staples	6.2
Utilities	4.2
Materials	3.4
Purchased Options	0.1
Short-Term Investments	5.6
Assets in Excess of Other Liabilities	1.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2017 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2017
Asset Table
Investments, at fair value
Common Stock
Belgium	$–	$3,090,322	$–	$3,090,322
Canada	24,200,788	–	–	24,200,788
France	–	95,054,474	–	95,054,474
Germany	–	9,164,393	–	9,164,393
Italy	–	28,118,434	–	28,118,434
Japan	–	61,210,996	–	61,210,996
Luxembourg	6,233,620	–	–	6,233,620
Netherlands	–	16,024,487	–	16,024,487
Singapore	–	10,208,844	–	10,208,844
Spain	–	15,602,686	–	15,602,686
Sweden	–	12,725,375	–	12,725,375
Switzerland	–	32,837,655	–	32,837,655
Taiwan	6,985,969	–	–	6,985,969
United Kingdom	–	66,409,578	–	66,409,578
United States	346,976,528	–	–	346,976,528
Total Common Stock	384,396,905	350,447,244	–	734,844,149
Rights	204,692	–	–	204,692
Purchased Options	–	430,831	–	430,831
Short-Term Investments	44,382,926	–	–	44,382,926
Total Investments, at fair value	$428,984,523	$350,878,075	$–	$779,862,598
Other Financial Instruments+
Futures	46,965	–	–	46,965
Total Assets	$429,031,488	$350,878,075	$–	$779,909,563
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(4,494)	$–	$(4,494)
Futures	(364,332)	–	–	(364,332)
Written Options	–	(7,461,823)	–	(7,461,823)
Total Liabilities	$(364,332)	$(7,466,317)	$–	$(7,830,649)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2017 (Unaudited) (Continued)

At May 31, 2017, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	907,709	JPY	101,026,498	Morgan Stanley & Co. International PLC	06/01/17	$(4,494)
						$(4,494)

At May 31, 2017, the following futures contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50® Index	386	06/16/17	$15,406,351	$46,965
Nikkei 225 Index	64	06/08/17	5,681,986	(27,894)
			$21,088,337	$19,071
Short Contracts
FTSE 100 Index	(63)	06/16/17	(6,094,391)	(213,101)
S&P 500 E-Mini	(153)	06/16/17	(18,444,915)	(123,337)
			$(24,539,306)	$(336,438)

At May 31, 2017, the following over-the-counter written options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

Notional Amount/Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
2,200	Morgan Stanley & Co. International PLC	Call on EURO STOXX 50® Index	3,443.480	EUR	06/02/17	$157,965	$(261,768)
2,000	Societe Generale	Call on EURO STOXX 50® Index	3,605.780	EUR	07/07/17	105,181	(66,912)
2,100	Societe Generale	Call on EURO STOXX 50® Index	3,640.040	EUR	06/23/17	96,873	(27,283)
2,900	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	7,142.890	GBP	06/02/17	318,028	(1,397,288)
2,800	Morgan Stanley & Co. International PLC	Call on FTSE 100 Index	7,435.430	GBP	06/23/17	245,282	(478,628)
2,800	Societe Generale	Call on FTSE 100 Index	7,532.350	GBP	07/07/17	255,834	(336,829)
92,000	Morgan Stanley & Co. International PLC	Call on Nikkei 225 Index	18,932.310	JPY	06/02/17	246,592	(597,701)
90,500	Morgan Stanley & Co. International PLC	Call on Nikkei 225 Index	19,880.130	JPY	07/07/17	221,259	(150,262)
91,000	Societe Generale	Call on Nikkei 225 Index	20,098.320	JPY	06/23/17	186,652	(55,517)
33,400	Morgan Stanley & Co. International PLC	Call on S&P 500 Index	2,372.830	USD	06/02/17	722,262	(1,309,078)
33,800	Morgan Stanley & Co. International PLC	Call on S&P 500 Index	2,400.770	USD	07/07/17	630,691	(1,113,971)
33,400	Societe Generale	Call on S&P 500 Index	2,402.580	USD	06/23/17	678,023	(869,134)
Options on Currencies
8,200,000	BNP Paribas S.A.	Put USD vs. Call EUR	1.160	USD	08/21/17	38,540	(26,947)
10,500,000	Morgan Stanley & Co. International PLC	Put USD vs. Call EUR	1.097	USD	06/20/17	98,490	(270,949)
6,000,000	Societe Generale	Put USD vs. Call EUR	1.110	USD	07/20/17	42,000	(114,162)
28,000,000	BNP Paribas S.A.	Put USD vs. Call GBP	1.350	USD	08/21/17	140,000	(74,694)
24,000,000	Royal Bank of Scotland PLC	Put USD vs. Call GBP	1.300	USD	06/20/17	–	(127,744)
27,000,000	Societe Generale	Put USD vs. Call GBP	1.330	USD	07/20/17	153,900	(82,642)
14,500,000	Barclays Bank PLC	Put USD vs. Call JPY	105.250	USD	06/20/17	–	(6,165)
17,000,000	BNP Paribas S.A.	Put USD vs. Call JPY	105.650	USD	08/21/17	85,000	(76,508)
16,000,000	Societe Generale	Put USD vs. Call JPY	103.570	USD	07/20/17	88,000	(17,641)
			Total Written OTC Options			$4,510,572	$(7,461,823)

Currency Abbreviations
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

PORTFOLIO OF INVESTMENTS
Voya Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2017 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2017 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type
Foreign exchange contracts	Purchased options	$430,831
Equity contracts	Futures contracts	46,965
Total Asset Derivatives		$477,796

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$4,494
Equity Contracts	Futures contracts	364,332
Equity Contracts	Written options	6,664,371
Foreign exchange contracts	Written options	797,452
Total Liability Derivatives		$7,830,649

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at May 31, 2017:

	Barclays Bank PLC	BNP Paribas S.A.	Citibank N.A.	Goldman Sachs International	Morgan Stanley & Co. International PLC	Royal Bank of Scotland PLC	Societe Generale	Totals
Assets:
Purchased Options	$195	$306,347	$-	$-	$12	$4,354	$119,923	$430,831
Total Assets	$195	$306,347	$-	$-	$12	$4,354	$119,923	$430,831

Liabilities:
Forward foreign currency contracts	$-	$-	$-	$-	$4,494	$-	$-	$4,494
Written options	6,165	178,149	-	-	5,579,645	127,744	1,570,120	7,461,823
Total Liabilities	$6,165	$178,149	$-	$-	$5,584,139	$127,744	$1,570,120	$7,466,317

Net OTC derivative instruments by counterparty, at fair value	$(5,970)	$128,198	$-	$-	$(5,584,127)	$(123,390)	$(1,450,197)	(7,035,486)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-	$1,450,197	$1,450,197

Net Exposure(1)(2)	$(5,970)	$128,198	$-	$-	$(5,584,127)	$(123,390)	$-	$(5,585,289)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At May 31, 2017, the Fund had pledged $7,400,000 in cash collateral to Societe Generale. Excess cash collateral is not shown for financial reporting purposes.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX- 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2017